UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

              Investment Company Act file number 811-4576


                    Oppenheimer Convertible Securities Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                                        (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
                  498 Seventh Avenue, New York, New York 10018
--------------------------------------------------------------------------------
                         (Name and address of agent for service)


Registrant's telephone number, including area code: (303) 768-3200
                                                    --------------

Date of fiscal year end:  December 31

Date of reporting period:  January 1, 2003 - June 30, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

STATEMENT OF INVESTMENTS  June 30, 2003 / Unaudited

                                                                                Principal        Market Value
                                                                                   Amount          See Note 1
--------------------------------------------------------------------------------------------------------------
 Convertible Corporate Bonds and Notes--55.2%
--------------------------------------------------------------------------------------------------------------
 Consumer Discretionary--12.7%
--------------------------------------------------------------------------------------------------------------
 Hotels, Restaurants & Leisure--2.8%
 Carnival Corp., 2% Cv. Sr. Unsec. Unsub. Debs., 4/15/21                  $     4,000,000    $      4,460,000
--------------------------------------------------------------------------------------------------------------
 Hilton Hotels Corp., 3.375% Cv. Sr. Unsec. Nts., 4/15/23 1                     4,000,000           3,925,000
--------------------------------------------------------------------------------------------------------------
 International Game Technology, Zero Coupon Cv. Bonds, 1.57%,
 1/29/33 1,2                                                                    5,000,000           3,237,500
--------------------------------------------------------------------------------------------------------------
 Royal Carribean Cruises Ltd.:
 Zero Coupon Cv. Sr. Unsec. Unsub. Liquid Yield Option Nts.,
 5.73%, 2/2/21 2                                                                5,000,000           2,168,750
 Zero Coupon Cv. Sr. Unsec. Unsub. Bonds, 4.48%, 5/18/21 2                      5,000,000           2,325,000
                                                                                             -----------------
                                                                                                   16,116,250

--------------------------------------------------------------------------------------------------------------
 Internet & Catalog Retail--0.7%
 Amazon.com, Inc., 4.75% Cv. Sub. Debs., 2/1/09 1                               4,000,000           3,805,000
--------------------------------------------------------------------------------------------------------------
 Media--7.2%
 America Online, Inc., Zero Coupon Cv. Nts., 4.09%, 12/6/19 2                   5,000,000           3,062,500
--------------------------------------------------------------------------------------------------------------
 Charter Communications, Inc., 5.75% Cv. Sr. Unsec. Nts., 10/15/05              4,000,000           2,800,000
--------------------------------------------------------------------------------------------------------------
 EchoStar Communications Corp.:
 4.875% Cv. Nts., 1/1/07 1                                                      4,500,000           4,488,750
 4.875% Cv. Sub. Nts., 1/1/07                                                   1,000,000             997,500
--------------------------------------------------------------------------------------------------------------
 Interpublic Group of Cos., Inc. (The):
 1.80% Cv. Unsec. Sub. Nts., 9/16/04                                            2,000,000           1,915,000
 4.50% Cv. Sr. Unsec. Nts., 3/15/23 1                                           3,000,000           4,196,250
--------------------------------------------------------------------------------------------------------------
 Liberty Media Corp.:
 0.75% Cv. Sr. Unsec. Debs., 3/30/23 1                                          7,000,000           7,962,500
 3.25% Exchangeable Sr. Sec. Debs., 3/15/31
 (exchangeable for Viacom, Inc., Cl. B common stock) 1                          6,000,000           6,270,000
 4% Exchangeable Sr. Unsec. Debs., 11/15/29
 (exchangeable for Sprint Corp. PCS, Series 1 common
 stock or cash based on the value of that stock)                                6,000,000           3,907,500
--------------------------------------------------------------------------------------------------------------
 Walt Disney Co. (The), 2.125% Cv. Sr. Nts., 4/15/23                            6,000,000           6,262,500
                                                                                             -----------------
                                                                                                   41,862,500

--------------------------------------------------------------------------------------------------------------
 Specialty Retail--2.0%
 Gap, Inc. (The), 5.75% Cv. Sr. Nts., 3/15/09 1                                 4,000,000           5,395,000
--------------------------------------------------------------------------------------------------------------
 Lowe's Cos., Inc., 0.861% Cv. Sr. Bonds, 10/19/21 3                            3,000,000           2,925,000
--------------------------------------------------------------------------------------------------------------
 TJX Cos., Inc. (The), Zero Coupon Cv. Unsec. Sub. Liquid Yield
 Option Nts., 1.66%, 2/13/21 1,2                                                4,000,000           3,115,000
                                                                                             -----------------
                                                                                                   11,435,000

--------------------------------------------------------------------------------------------------------------
 Consumer Staples--0.5%
--------------------------------------------------------------------------------------------------------------
 Food & Staples Retailing--0.5%
 Roche Holdings, Inc., Zero Coupon Cv. Nts., 4.78%, 7/25/21 2                   5,000,000           2,919,000
--------------------------------------------------------------------------------------------------------------
 Energy--4.3%
--------------------------------------------------------------------------------------------------------------
 Energy Equipment & Services--2.1%
 Grey Wolf, Inc., 3.75% Cv. Sr. Unsec. Bonds, 5/7/23 1                          3,500,000           3,482,500
--------------------------------------------------------------------------------------------------------------
 Halliburton Co., 3.125% Cv. Sr. Nts., 7/15/23 1                                4,000,000           4,050,000
--------------------------------------------------------------------------------------------------------------
 Schlumberger Ltd., 2.125% Cv. Sr. Unsec. Debs., Series B, 6/1/23 1             5,000,000           4,843,750
                                                                                             -----------------
                                                                                                   12,376,250



                  7 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued


                                                                           Principal         Market Value
                                                                              Amount          See Note 1
---------------------------------------------------------------------------------------------------------
 Oil & Gas--2.2%
 Devon Energy Corp., 4.95% Cv. Sr. Unsec. Debs., 8/15/08
 (cv. into Chevron Corp. common stock)                               $     6,000,000    $      6,165,000
---------------------------------------------------------------------------------------------------------
 Kerr-McGee Corp., 5.25% Cv. Unsec. Sub. Nts., 2/15/10                     6,000,000           6,450,000
                                                                                        ----------------
                                                                                              12,615,000

---------------------------------------------------------------------------------------------------------
 Financials--4.1%
---------------------------------------------------------------------------------------------------------
 Diversified Financial Services--1.7%
 E*TRADE Group, Inc., 6% Cv. Unsec. Sub. Nts., 2/1/07                      4,500,000           4,387,500
---------------------------------------------------------------------------------------------------------
 GATX Corp., 7.50% Cv. Sr. Unsec. Nts., 2/1/07 1                           2,000,000           1,985,000
---------------------------------------------------------------------------------------------------------
 Providian Financial Corp., 3.25% Cv. Sr. Unsec. Nts., 8/15/05             4,000,000           3,675,000
                                                                                        ----------------
                                                                                              10,047,500

---------------------------------------------------------------------------------------------------------
 Insurance--1.3%
 USF&G Corp., Zero Coupon Cv. Sub. Nts., 4.94%, 3/3/09 2                   5,000,000           4,025,000
---------------------------------------------------------------------------------------------------------
 XL Capital Ltd., Zero Coupon Cv. Sr. Unsec. Debs., 2.64%,
 5/23/21 1,2                                                               5,000,000           3,187,500
                                                                                        ----------------
                                                                                               7,212,500

---------------------------------------------------------------------------------------------------------
 Real Estate--1.1%
 EOP Operating LP, 7.25% Cv. Sr. Nts., 11/15/08 1                          6,000,000           6,382,500
---------------------------------------------------------------------------------------------------------
 Health Care--7.2%
---------------------------------------------------------------------------------------------------------
 Biotechnology--3.9%
 Affymetrix, Inc., 4.75% Cv. Sub. Nts., 2/15/07                            2,000,000           1,817,500
---------------------------------------------------------------------------------------------------------
 Amgen, Inc., Zero Coupon Cv. Sr. Unsec. Unsub. Liquid Yield
 Option Nts., 0.86%, 3/1/32 2                                              8,000,000           6,320,000
---------------------------------------------------------------------------------------------------------
 Celgene Corp., 1.75% Cv. Sr. Nts., 6/1/08 1                               2,500,000           2,400,000
---------------------------------------------------------------------------------------------------------
 Genzyme Corp., 3% Cv. Unsec. Sub. Debs., 5/15/21                          4,000,000           4,010,000
---------------------------------------------------------------------------------------------------------
 ImClone Systems, Inc., 5.50% Cv. Unsec. Sub. Nts., 3/1/05                 2,000,000           1,992,500
---------------------------------------------------------------------------------------------------------
 Invitrogen Corp., 5.50% Cv. Unsec. Sub. Nts., 3/1/07                      4,000,000           4,030,000
---------------------------------------------------------------------------------------------------------
 Sepracor, Inc., 5.75% Cv. Unsec. Sub. Nts., 11/15/06                      2,000,000           1,825,000
                                                                                        ----------------
                                                                                              22,395,000

---------------------------------------------------------------------------------------------------------
 Health Care Equipment & Supplies--0.9%
 Medtronic, Inc., 1.25% Cv. Nts., 9/15/21 1                                5,000,000           5,212,500
---------------------------------------------------------------------------------------------------------
 Health Care Providers & Services--0.5%
 Quest Diagnostics, Inc., 1.75% Cv. Sr. Unsec. Debs., 11/30/21             3,000,000           3,097,500
---------------------------------------------------------------------------------------------------------
 Pharmaceuticals--1.9%
 Ivax Corp., 5.50% Cv. Sr. Unsec. Sub. Nts., 5/15/07                       3,500,000           3,539,375
---------------------------------------------------------------------------------------------------------
 Teva Pharmaceutical Industries Ltd., 1.50% Cv. Nts., 10/15/05 1           3,000,000           4,050,000
---------------------------------------------------------------------------------------------------------
 Watson Pharmaceuticals, Inc., 1.75% Cv. Sr. Unsec. Debs.,
 3/15/23 1                                                                 3,000,000           3,641,250
                                                                                        ----------------
                                                                                              11,230,625


                  8 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

                                                                                        Principal        Market Value
                                                                                           Amount          See Note 1
----------------------------------------------------------------------------------------------------------------------
 Industrials--4.2%
----------------------------------------------------------------------------------------------------------------------
 Construction & Engineering--0.3%
 Shaw Group, Inc. (The), Zero Coupon Cv. Sr. Unsec. Liquid Yield
 Option Nts., 0.88%, 5/1/21 2,4                                                   $     3,000,000    $      1,946,250
----------------------------------------------------------------------------------------------------------------------
 Industrial Conglomerates--2.5%
 Tyco International Group SA:
 2.75% Cv. Sr. Nts., Series A, 1/15/18 1                                                3,000,000           3,247,500
 3.125% Cv. Sr. Nts., Series B, 1/15/23 1                                              10,000,000          11,000,000
                                                                                                      ---------------
                                                                                                           14,247,500

----------------------------------------------------------------------------------------------------------------------
 Machinery--1.4%
 Danaher Corp., Zero Coupon Cv. Sr. Unsec. Unsub. Liquid Yield
 Option Nts., 2.46%, 1/22/21 2                                                          5,000,000           3,356,250
----------------------------------------------------------------------------------------------------------------------
 Navistar Financial Corp., 4.75% Cv. Sub. Nts., 4/1/09                                  3,000,000           2,846,250
----------------------------------------------------------------------------------------------------------------------
 SystemOne Technologies, Inc.:
 8.25% Cv. Sub. Nts., 12/31/05 4                                                        2,947,809           1,031,733
 8.25% Cv. Sub. Nts., 12/31/05 4                                                        2,947,809           1,031,733
                                                                                                      ---------------
                                                                                                            8,265,966

----------------------------------------------------------------------------------------------------------------------
 Information Technology--17.2%
----------------------------------------------------------------------------------------------------------------------
 Communications Equipment--3.6%
 Commscope, Inc., 4% Cv. Unsec. Sub. Nts., 12/15/06                                     4,000,000           3,640,000
----------------------------------------------------------------------------------------------------------------------
 Corning, Inc., 3.50% Cv. Sr. Nts., 11/1/08                                             4,000,000           4,315,000
----------------------------------------------------------------------------------------------------------------------
 Juniper Networks, Inc., 4.75% Cv. Unsec. Sub. Nts., 3/15/07                            4,000,000           3,795,000
----------------------------------------------------------------------------------------------------------------------
 Lucent Technologies, Inc., 2.75% Cv. Sr. Unsec. Debs.,
 Series B, 6/15/25                                                                      4,000,000           3,725,000
----------------------------------------------------------------------------------------------------------------------
 Nortel Networks Corp.:
 4.25% Cv. Sr. Nts., 9/1/08 1                                                           4,000,000           3,390,000
 4.25% Cv. Sr. Unsec. Nts., 9/1/08                                                      2,000,000           1,695,000
                                                                                                      ---------------
                                                                                                           20,560,000

----------------------------------------------------------------------------------------------------------------------
 Computers & Peripherals--0.3%
 Quantum Corp., 7% Cv. Sub. Nts., 8/1/04                                                2,000,000           2,025,000
----------------------------------------------------------------------------------------------------------------------
 Electronic Equipment & Instruments--3.2%
 Agilent Technologies, Inc.:
 3% Cv. Sr. Debs., 12/1/21 3                                                            1,000,000             977,500
 3% Cv. Sr. Unsec. Nts., 12/1/21 1                                                      3,000,000           2,932,500
----------------------------------------------------------------------------------------------------------------------
 Celestica, Inc., Zero Coupon Cv. Nts., 4.42%, 8/1/20 2                                 8,000,000           4,220,000
----------------------------------------------------------------------------------------------------------------------
 Sanmina-SCI Corp., 4.25% Cv. Unsec. Nts., 5/1/04                                       2,500,000           2,512,500
----------------------------------------------------------------------------------------------------------------------
 Solectron Corp., Zero Coupon Cv. Sr. Unsec. Unsub.
 Liquid Yield Option Nts., 4.21%, 11/20/20 2                                            7,000,000           3,920,000
----------------------------------------------------------------------------------------------------------------------
 Thermo Electron Corp., 4% Cv. Unsec. Sub. Nts., Series RG, 1/15/05                     4,000,000           4,005,000
                                                                                                      ---------------
                                                                                                           18,567,500

----------------------------------------------------------------------------------------------------------------------
 IT Services--0.8%
 Electronic Data Systems Corp., 3.875% Cv. Sr. Nts., 7/15/23 1                          3,000,000           3,093,750
----------------------------------------------------------------------------------------------------------------------
 Safeguard Scientifics, Inc., 5% Cv. Unsec. Sub. Nts., 6/15/06                          2,000,000           1,580,000
                                                                                                      ---------------
                                                                                                            4,673,750


                  9 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                              Principal        Market Value
                                                                                 Amount          See Note 1
------------------------------------------------------------------------------------------------------------
 Semiconductor & Semiconductor Equipment--6.5%
 Advanced Micro Devices, Inc.:
 4.75% Cv. Sr. Debs., 2/1/22                                            $     2,000,000    $      1,512,500
 4.75% Cv. Sr. Unsec. Nts., 2/1/22 1,3                                        3,000,000           2,268,750
------------------------------------------------------------------------------------------------------------
 Agere Systems, Inc., 6.50% Cv. Sub. Nts., 12/15/09
 (cv. into Agere Systems, Inc., Cl. A common stock)                           3,000,000           3,450,000
------------------------------------------------------------------------------------------------------------
 Analog Devices, Inc., 4.75% Cv. Sub. Nts., 10/1/05                           5,000,000           5,112,500
------------------------------------------------------------------------------------------------------------
 ASML Holding NV, 4.25% Cv. Nts., 11/30/04 1                                  4,000,000           3,975,200
------------------------------------------------------------------------------------------------------------
 International Rectifier Corp., 4.25% Cv. Sub. Nts., 7/15/07 1                4,000,000           3,915,000
------------------------------------------------------------------------------------------------------------
 Lam Research Corp., 4% Cv. Unsec. Sub. Nts., 6/1/06                          4,500,000           4,393,125
------------------------------------------------------------------------------------------------------------
 LSI Logic Corp., 4% Cv. Sub. Nts., 5/15/10 1                                 5,000,000           4,956,250
------------------------------------------------------------------------------------------------------------
 Micron Technology, Inc., 2.50% Cv. Sub. Nts., 2/1/10 1                       4,000,000           4,795,000
------------------------------------------------------------------------------------------------------------
 RF Micro Devices, Inc., 3.75% Cv. Nts., 8/15/05                              3,000,000           2,977,500
                                                                                           ----------------
                                                                                                 37,355,825

------------------------------------------------------------------------------------------------------------
 Software--2.8%
 BEA Systems, Inc., 4% Cv. Nts., 12/15/06                                     4,000,000           3,875,000
------------------------------------------------------------------------------------------------------------
 Computer Associates International, Inc., 5% Cv. Sr. Nts.,
 3/15/07 1                                                                    4,000,000           4,825,000
------------------------------------------------------------------------------------------------------------
 Mentor Graphics Corp., 6.875% Cv. Sub. Nts., 6/15/07 1                       2,000,000           2,220,000
------------------------------------------------------------------------------------------------------------
 Mercury Interactive Corp., 4.75% Cv. Nts., 7/1/07 1                          4,000,000           3,965,000
------------------------------------------------------------------------------------------------------------
 Symantec Corp., 3% Cv. Sub. Nts., 11/1/06 1                                  1,000,000           1,410,000
                                                                                           ----------------
                                                                                                 16,295,000

------------------------------------------------------------------------------------------------------------
 Materials--1.7%
------------------------------------------------------------------------------------------------------------
 Containers & Packaging--0.5%
 Sealed Air Corp., 3% Cv. Bonds, 6/30/33 1                                    3,000,000           2,988,750
------------------------------------------------------------------------------------------------------------
 Metals & Mining--1.2%
 Freeport-McMoRan Cooper & Gold, Inc., 7% Cv. Sr. Unsec.
 Unsub. Nts., 2/11/11                                                         4,000,000           4,800,000
------------------------------------------------------------------------------------------------------------
 Inco Ltd., 3.50% Cv. Nts., 3/14/52 1                                         2,000,000           2,090,000
                                                                                           ----------------
                                                                                                  6,890,000

------------------------------------------------------------------------------------------------------------
 Telecommunication Services--0.6%
------------------------------------------------------------------------------------------------------------
 Wireless Telecommunication Services--0.6%
 Nextel Communications, Inc., 4.75% Cv. Nts., 7/1/07                          3,500,000           3,508,750
------------------------------------------------------------------------------------------------------------
 Utilities--2.7%
------------------------------------------------------------------------------------------------------------
 Electric Utilities--1.8%
 Calpine Corp., 4% Cv. Sr. Nts., 12/26/06                                     3,000,000           2,715,000
------------------------------------------------------------------------------------------------------------
 CenterPoint Energy, Inc., 3.75% Cv. Sr. Bonds, 5/15/23 1                     4,500,000           4,680,000
------------------------------------------------------------------------------------------------------------
 Duke Energy Corp., 1.75% Cv. Sr. Bonds, 5/15/23                              3,000,000           3,146,250
                                                                                           ----------------
                                                                                                 10,541,250

------------------------------------------------------------------------------------------------------------
 Gas Utilities--0.9%
 El Paso Corp., Zero Coupon Cv. Debs., 6.10%, 2/28/21 2                      12,000,000           5,310,000
                                                                                           ----------------
 Total Convertible Corporate Bonds and Notes (Cost $307,392,061)                                319,882,666


                  10 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

                                                                                  Principal        Market Value
                                                                                     Amount          See Note 1
---------------------------------------------------------------------------------------------------------------
 Non-Convertible Corporate Bonds and Notes--0.4%
 Orbital Sciences Corp., 12% Sr. Unsec. Sub. Nts., Series B, 8/15/06 4
 (Cost $1,704,581)                                                          $     2,000,000    $      2,090,500

                                                                                     Shares
---------------------------------------------------------------------------------------------------------------
 Preferred Stocks--30.8%
---------------------------------------------------------------------------------------------------------------
 Consumer Discretionary--3.2%
---------------------------------------------------------------------------------------------------------------
 Automobiles--2.1%
 Ford Motor Co. Capital Trust II, 6.50% Cum. Cv. Trust Preferred
 Securities, Non-Vtg.                                                               135,000           5,865,750
---------------------------------------------------------------------------------------------------------------
 General Motors Corp., 4.50% Cv. Sr. Debs., Series A                                250,000           6,112,500
                                                                                               ----------------
                                                                                                     11,978,250

---------------------------------------------------------------------------------------------------------------
 Hotels, Restaurants & Leisure--0.3%
 Six Flags, Inc., 7.25% Cum. Cv. Preferred Income Equity Redeemable
 Shares, Non-Vtg.                                                                   100,000           1,970,000
---------------------------------------------------------------------------------------------------------------
 Media--0.5%
 Equity Securities Trust I/Cablevision Systems Corp., 6.50% Cv.,
 Series CVC                                                                         125,000           2,918,750
---------------------------------------------------------------------------------------------------------------
 Specialty Retail--0.3%
 Toys R Us, Inc., 6.25% Cv. Equity Units (each unit has a stated amount of $50 and consists of a contract to purchase Toys R Us, Inc. common stock and $50 principal amount of Toys R Us, Inc., 6.25% sr. nts.,
 8/16/07) 5                                                                          40,000           1,556,000
---------------------------------------------------------------------------------------------------------------
 Energy--1.9%
---------------------------------------------------------------------------------------------------------------
 Energy Equipment & Services--0.8%
 Weatherford International Ltd., 5% Cv. Sub. Preferred
 Equivalent Debs., Vtg.                                                             100,000           5,000,000
---------------------------------------------------------------------------------------------------------------
 Oil & Gas--1.1%
 Teekay Shipping Corp., 7.25% Cv.                                                    80,000           2,320,800
---------------------------------------------------------------------------------------------------------------
 Unocal Capital Trust, 6.25% Cum. Cv., Non-Vtg.                                      80,000           4,010,000
                                                                                               ----------------
                                                                                                      6,330,800

---------------------------------------------------------------------------------------------------------------
 Financials--8.8%
---------------------------------------------------------------------------------------------------------------
 Commercial Banks--1.4%
 National Australia Bank Ltd., ExCaps (each ExCap consists of
 $25 principal amount of 7.875% Perpetual Capital Security and a purchase contract entitling the holder to exchange ExCaps for
 ordinary shares of the Bank) 5                                                      50,000           1,942,000
---------------------------------------------------------------------------------------------------------------
 Washington Mutual Capital Trust I, 5.375% Cum. Cv. Units (each unit consists of one preferred stock and one warrant to purchase Washington
 Mutual, Inc.), Non-Vtg. 1,5                                                        100,000           5,925,000
                                                                                               ----------------
                                                                                                      7,867,000

---------------------------------------------------------------------------------------------------------------
 Diversified Financial Services--1.7%
 Capital One Financial Corp., 6.25% Cv. Upper DECS (each upper DECS has a stated amount of $50 and consists of a forward purchase contract to purchase Capital One Financial Corp. common stock and $50 principal
 amount of Capital One Financial Corp., 6.25% sr. nts., 5/17/07) 5                   50,000           2,044,000
---------------------------------------------------------------------------------------------------------------
 Household International, Inc., 8.875% Cv. Adjustable Conversion-Rate
 Equity Security Units (each unit has a stated amount of $25 and consists of a contract to purchase Household International, Inc.
 common stock and $25 principal amount of Household Finance Corp.,
  8.875% sr. unsec. nts., 2/15/08), Non-Vtg. 5                                       50,000           1,746,000




                  11 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued




                                                                                                         Market Value
                                                                                           Shares          See Note 1
----------------------------------------------------------------------------------------------------------------------
 Diversified Financial Services Continued
 Regency Centers Corp., 2% Cv. 6                                                          110,000    $      3,740,000
----------------------------------------------------------------------------------------------------------------------
 State Street Corp., 6.75% Cv. Nts.                                                        12,000           2,484,720
                                                                                                     -----------------
                                                                                                           10,014,720

----------------------------------------------------------------------------------------------------------------------
 Insurance--4.1%
 Chubb Corp., 7% Cv.                                                                      140,000           3,647,000
----------------------------------------------------------------------------------------------------------------------
 Hartford Financial Services Group, Inc. (The), 7% Cv. Equity Units [each equity unit has a stated amount of $50 and consists of a purchase contract to purchase $1,000 principal amount of Hartford Financial Services Group,
 Inc. (The), 2.56% sr. nts., 8/16/08 and Hartford Financial Services Group, Inc.
 (The) common stock] 5,6                                                                   80,000           4,371,200
----------------------------------------------------------------------------------------------------------------------
 Prudential Financial, Inc./Prudential Financial Capital Trust I, 6.75% Cum.
 Cv. Equity Security Units (each unit consists of a contract to purchase
 Prudential Financial, Inc. common stock and a redeemable capital security
 of Prudential Financial Capital Trust I), Non-Vtg. 5                                     100,000           5,595,000
----------------------------------------------------------------------------------------------------------------------
 Travelers Property Casualty Corp., 4.50% Cv. Jr. Unsec. Sub. Nts.                        250,000           6,000,000
----------------------------------------------------------------------------------------------------------------------
 UnumProvident Corp., 8.25% Cv. 6                                                         140,000           4,179,000
                                                                                                     -----------------
                                                                                                           23,792,200

----------------------------------------------------------------------------------------------------------------------
 Real Estate--1.6%
 Equity Residential Properties Trust, 7.25% Cum. Cv., Series G                            150,000           3,823,500
----------------------------------------------------------------------------------------------------------------------
 General Growth Properties, Inc., 7.25% Cv. Preferred Income Equity
 Redeemable Stock, Series A                                                                50,000           1,964,000
----------------------------------------------------------------------------------------------------------------------
 Host Marriott Financial Trust, 6.75% Cv. Quarterly Income
 Preferred Securities                                                                      90,000           3,757,500
                                                                                                     -----------------
                                                                                                            9,545,000

----------------------------------------------------------------------------------------------------------------------
 Health Care--1.8%
----------------------------------------------------------------------------------------------------------------------
 Health Care Equipment & Supplies--0.8%
 Baxter International, Inc., 7% Cv. Equity Units (each equity unit has a stated value of $50 and consists of a purchase contract to purchase
 Baxter International, Inc. common stock and $50 principal amount of
 Baxter International, Inc., 3.60% sr. nts., 2/16/08), Non-Vtg. 5                          90,000           4,411,800
----------------------------------------------------------------------------------------------------------------------
 Health Care Providers & Services--1.0%
 Anthem, Inc., 6% Cv. Equity Security Units (each unit has a stated amount of $50 and consists of a contract to purchase Anthem, Inc. common stock and $50 principal amount of Anthem, Inc., 5.95% sub. debs.,
 11/15/04) 5                                                                               20,000           1,871,600
----------------------------------------------------------------------------------------------------------------------
 McKesson Financing Trust, 5% Cv., Non-Vtg.                                                80,000           4,110,000
                                                                                                     -----------------
                                                                                                            5,981,600

----------------------------------------------------------------------------------------------------------------------
 Industrials--4.8%
----------------------------------------------------------------------------------------------------------------------
 Aerospace & Defense--1.8%
 Coltec Capital Trust, 5.25% Cv. Term Income Deferrable Equity Securities
 (cv. into common stock of Coltec Industries, Inc.)                                        80,000           2,676,000
----------------------------------------------------------------------------------------------------------------------
 Northrop Grumman Corp., 7.25% Cv. Equity Security Units (each unit has a stated amount of $100 and consists of a contract to purchase
 Northrop Grumman Corp. common stock and $100 principal amount
 of Northrop Grumman Corp., 5.25% sr. unsec. nts., 11/16/04), Non-Vtg. 5                   35,000           3,561,250



                  12 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

                                                                                                  Market Value
                                                                                    Shares          See Note 1
---------------------------------------------------------------------------------------------------------------
 Aerospace & Defense Continued
 Raytheon Co./RC Trust I, 8.25% Cum. Cv. Equity Security Units (each unit consists of a contract to purchase Raytheon Co., cl. b common stock and
 a trust preferred security of RC Trust I), Non-Vtg. 5                              75,000    $      4,293,000
                                                                                              ----------------
                                                                                                    10,530,250

---------------------------------------------------------------------------------------------------------------
 Commercial Services & Supplies--2.1%
 Allied Waste Industries, Inc., 6.25% Cv. Sr., Non-Vtg.                             75,000           4,402,500
---------------------------------------------------------------------------------------------------------------
 Cendant Corp., 7.75% Cv. Upper DECS (each upper DECS has a stated
 value of $50 and consists of a forward purchase contract to purchase
 Cendant Corp. common stock and $50 principal amount of Cendant
 Corp., 6.75% sr. nts., 8/17/07), Non-Vtg. 5                                       110,000           4,976,400
---------------------------------------------------------------------------------------------------------------
 United Rentals Trust I, 6.50% Cv. Quarterly Income Preferred Securities,
 Non-Vtg.                                                                           75,000           2,868,750
                                                                                              ----------------
                                                                                                    12,247,650

---------------------------------------------------------------------------------------------------------------
 Road & Rail--0.9%
 Union Pacific Capital Trust, 6.25% Cum. Cv. Term Income Deferrable
 Equity Securities, Non-Vtg.                                                       100,166           5,045,862
---------------------------------------------------------------------------------------------------------------
 Information Technology--2.0%
---------------------------------------------------------------------------------------------------------------
 Communications Equipment--1.3%
 Lucent Technologies Capital Trust I, 7.75% Cum. Cv., Non-Vtg.                       4,000           3,244,520
---------------------------------------------------------------------------------------------------------------
 Motorola, Inc., 7% Cv. Equity Security Units (each unit has a stated
 amount of $50 and consists of a contract to purchase Motorola, Inc.
 common stock and $50 principal amount of Motorola, Inc., 6.50% sr.
 unsec. nts., 11/16/07) 5                                                          120,000           3,912,000
                                                                                              ----------------
                                                                                                     7,156,520

---------------------------------------------------------------------------------------------------------------
 Office Electronics--0.7%
 Xerox Corp., 6.25% Cv. 6                                                           40,000           4,194,000
---------------------------------------------------------------------------------------------------------------
 Materials--1.4%
---------------------------------------------------------------------------------------------------------------
 Paper & Forest Products--1.4%
 International Paper Capital Trust, 5.25% Cum. Cv., Non-Vtg.
 (cv. into International Paper Co. common stock)                                   160,000           7,880,000
---------------------------------------------------------------------------------------------------------------
 Telecommunication Services--2.0%
---------------------------------------------------------------------------------------------------------------
 Diversified Telecommunication Services--2.0%
 Alltel Corp., 7.75% Cv. Equity Units (each equity unit consists of units referred to as corporate units, each with a stated value of $50 and includes a purchase contract to purchase Alltel Corp. common stock
 and $50 principal amount of Alltel Corp., 6.25% sr. nts., 5/17/07), Non-Vtg. 5    100,000           4,975,000
---------------------------------------------------------------------------------------------------------------
 CenturyTel, Inc., 6.875% Cv. Equity Units (each unit consists of units referred to as corporate units, each with a stated amount of $25 and includes a purchase contract to purchase CenturyTel, Inc. common stock and $25 principal amount of CenturyTel, Inc., 6.02% sr. nts.,
 series j, due 2007), Non-Vtg. 5                                                   160,000           4,544,000



                  13 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                                                         Market Value
                                                                                           Shares          See Note 1
----------------------------------------------------------------------------------------------------------------------
 Diversified Telecommunication Services Continued
 Sprint Corp., Cv. Unsec. Equity Units [each equity unit consists of units referred to as corporate units which consist of $25 principal amount of
 Sprint Capital Corp., 6% sr. nts., 8/17/06 and a purchase contract to
 purchase Sprint Corp. (PCS Group) common stock] 5                                        250,000    $      1,987,500
                                                                                                     -----------------
                                                                                                           11,506,500

----------------------------------------------------------------------------------------------------------------------
 Utilities--4.9%
----------------------------------------------------------------------------------------------------------------------
 Electric Utilities--3.6%
 Cinergy Corp., 9.50% Cv. Flexible Equity Linked Exchangeable Preferred
 Redeemable Increased Dividend Equity Securities (each feline prides consists of units referred to as income prides, each with a stated amount of $50, each income pride will include a purchase contract to purchase
 Cinergy Corp. common stock; each income prides also includes a 6.90%
 preferred trust security due 2007 issued by CC Funding Trust I) 5                         65,000           3,850,600
----------------------------------------------------------------------------------------------------------------------
 DTE Energy Co., 8.75% Cv. Equity Units (each unit has a stated value of
 $25 and consists of a contract to purchase DTE Energy Co. common stock
 and $25 principal amount of DTE Energy Co., 4.15% sr. unsec. nts., 8/16/07) 5            135,000           3,549,150
----------------------------------------------------------------------------------------------------------------------
 Duke Energy Corp., 8.25% Cv. Equity Units (each equity unit consists of units referred to as corporate units which consist of $25 principal amount of a 5.87% sr. nts., due 2006 and a contract to purchase Duke Energy Corp.
 common stock), Non-Vtg. 5                                                                100,000           1,586,000
----------------------------------------------------------------------------------------------------------------------
 FPL Group, Inc., 8.50% Cv. Equity Units (each unit consists of corporate units, each with a stated amount of $50 and includes a purchase contract to purchase FPL Group, Inc. common stock and $50 principal amount of
 FPL Group Capital, Inc., 4.75% debs., series a, 2/16/07) 5                               120,000           7,155,600
----------------------------------------------------------------------------------------------------------------------
 Newell Financial Trust I, 5.25% Cum. Quarterly Income Preferred
 Securities, Non-Vtg.                                                                     100,000           4,762,500
                                                                                                     -----------------
                                                                                                           20,903,850

----------------------------------------------------------------------------------------------------------------------
 Gas Utilities--0.6%
 Sempra Energy, 8.50% Cv. Equity Units (each equity unit consists of income equity units, each has a stated value of $25 and consists of a purchase contract to purchase Sempra Energy common stock and $25 principal
 amount of Sempra Energy, 5.60% sr. nts., 5/17/07) 5                                      135,000           3,704,400
----------------------------------------------------------------------------------------------------------------------
 Multi-Utilities &Unregulated Power--0.7%
 Williams Cos., Inc. (The), 5.50% Cv. Sub. Nts. 1,6                                        75,000           4,068,750
                                                                                                     -----------------
 Total Preferred Stocks (Cost $166,555,831)                                                               178,603,902

----------------------------------------------------------------------------------------------------------------------
 Common Stocks--1.5%
 Danskin, Inc., Restricted Common Shares 4,6,7                                          2,015,119                  --
----------------------------------------------------------------------------------------------------------------------
 Johnson & Johnson                                                                         50,000           2,585,000
----------------------------------------------------------------------------------------------------------------------
 Pfizer, Inc.                                                                             120,000           4,098,000
----------------------------------------------------------------------------------------------------------------------
 SystemOne Technologies, Inc. 6                                                           197,142             110,400
----------------------------------------------------------------------------------------------------------------------
 U.S. Bancorp                                                                              75,000           1,837,500
                                                                                                     -----------------
 Total Common Stocks (Cost $8,521,069)                                                                      8,630,900


                  14 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

                                                                                                         Market Value
                                                                                            Units          See Note 1
-----------------------------------------------------------------------------------------------------------------------
 Rights, Warrants and Certificates--0.0%

 Danskin, Inc. Wts., Exp. 10/8/04 4,6,7                                                   367,801        $         --
-----------------------------------------------------------------------------------------------------------------------
 Portion of Danskin, Inc. Promissory Nt. to be used to purchase 53,309
 shares of restricted common stock in rights offering 4,6,7                                    --              15,993
                                                                                                          -------------
 Total Rights, Warrants and Certificates (Cost $15,993)                                                        15,993

                                                                                        Principal
                                                                                           Amount
-----------------------------------------------------------------------------------------------------------------------
 U.S. Government Obligations--4.4%

 U.S. Treasury Nts., 3.625%, 3/31/04 (Cost $25,009,570)                               $25,000,000          25,501,000

-----------------------------------------------------------------------------------------------------------------------
 Structured Notes--5.0%

 Bank of America Corp., Linked Sr. Nts., Series RTY, 7%, 3/3/04
 (redemption linked to Russell 2000 Index)                                              6,500,000           7,212,880
-----------------------------------------------------------------------------------------------------------------------
 Credit Suisse First Boston Corp. (New York Branch), Comcast Corp.
 Cv. Equity Linked Nts., 8%, 12/23/03                                                     153,000           4,437,000
-----------------------------------------------------------------------------------------------------------------------
 Merrill Lynch & Co., Inc., Capped Appreciation Linked Nts., 6%, 10/7/03
 (linked to the performance of the Standard & Poor's 500 Index)                        15,000,000          17,283,750
                                                                                                          -------------
 Total Structured Notes (Cost $25,195,493)                                                                 28,933,630

-----------------------------------------------------------------------------------------------------------------------
 Joint Repurchase Agreements--2.2%

 Undivided interest of 4.88% in joint repurchase agreement (Principal
 Amount/Market Value $259,526,000, with a maturity value of $259,533,642)
 with Banc One Capital Markets, Inc., 1.06%, dated 6/30/03, to be repurchased at $12,656,373 on 7/1/03, collateralized by U.S. Treasury Nts., 4.75%--5.875%,
 2/15/04, with a value of $117,973,141 and U.S. Treasury Bonds, 1.75%--3.375%,
 4/30/04--12/31/04, with a value of $146,937,726 (Cost $12,656,000)                    12,656,000          12,656,000

---------------------------------------------------------------------------------------------------------------------
 Total Investments, at Value (Cost $547,050,598)                                             99.5%        576,314,591
---------------------------------------------------------------------------------------------------------------------
 Other Assets Net of Liabilities                                                              0.5           2,869,151
                                                                                      -------------------------------
 Net Assets                                                                                 100.0%       $579,183,742
                                                                                      ===============================


                  15 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued


Footnotes to Statement of Investments
1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $157,376,450 or 27.17% of the Fund's net assets as of June 30, 2003.
2. Zero coupon bond reflects effective yield on the date of purchase.
3. Represents the current interest rate for a variable or increasing rate security.
4. Identifies issues considered to be illiquid or restricted--See Note 6 of Notes to Financial Statements.
5. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units, which represent debt securities, principal amount disclosed represents total underlying principal.
6. Non-income producing security.
7. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2003. The aggregate fair value of securities of affiliated companies held by the Fund as of June 30, 2003 amounts to $15,993. Transactions during the period in which the issuer was an affiliate are as follows:

                                  Shares/Units        Gross         Gross        Shares/Units       Unrealized          Realized
                             December 31, 2002    Additions    Reductions       June 30, 2003     Depreciation              Loss
-----------------------------------------------------------------------------------------------------------------------------------
 Stocks and/or Warrants
 Danskin, Inc.                       2,610,710           --     2,610,710                  --      $        --       $ 3,047,417
 Danskin, Inc., Restricted
 Common Shares                       2,015,119           --            --           2,015,119          528,136                --
 Danskin, Inc. Wts.,
 Exp. 10/8/04                          367,801           --            --             367,801               --                --
 Portion of Danskin, Inc.
 Promissory Nt. to be used
 to purchase 53,309 shares
 of restricted common
 stock in rights offering                   --           --            --                  --               --                --
                                                                                                   --------------------------------
                                                                                                   $   528,136       $ 3,047,417
                                                                                                   ================================

 See accompanying Notes to Financial Statements.


                  16 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited

 June 30, 2003


------------------------------------------------------------------------------------------
 Assets
 Investments, at value--see accompanying statement:
 Unaffiliated companies (cost $546,506,469)                                $ 576,298,598
 Affiliated companies (cost $544,129)                                             15,993
                                                                           ---------------
                                                                             576,314,591
------------------------------------------------------------------------------------------
 Cash                                                                            542,888
------------------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                              7,682,534
 Interest and dividends                                                        4,066,742
 Shares of beneficial interest sold                                            1,901,865
 Other                                                                            24,470
                                                                           ---------------
 Total assets                                                                590,533,090

------------------------------------------------------------------------------------------
 Liabilities

 Payables and other liabilities:
 Investments purchased                                                         8,236,173
 Dividends                                                                     1,467,200
 Shares of beneficial interest redeemed                                        1,014,815
 Distribution and service plan fees                                              338,853
 Trustees' compensation                                                          101,904
 Transfer and shareholder servicing agent fees                                    82,109
 Shareholder reports                                                              71,837
 Other                                                                            36,457
                                                                          ----------------
 Total liabilities                                                            11,349,348


------------------------------------------------------------------------------------------
 Net Assets                                                                $ 579,183,742
                                                                           ===============


------------------------------------------------------------------------------------------
 Composition of Net Assets

 Paid-in capital                                                           $ 704,690,846
------------------------------------------------------------------------------------------
 Overdistributed net investment income                                        (2,108,934)
------------------------------------------------------------------------------------------
 Accumulated net realized loss on investment transactions                   (152,662,163)
------------------------------------------------------------------------------------------
 Net unrealized appreciation on investments                                   29,263,993
                                                                           ---------------
 Net Assets                                                                $ 579,183,742
                                                                           ===============




                  17 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued


-------------------------------------------------------------------------------------------------------
 Net Asset Value Per Share
 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $251,851,536 and 20,454,447 shares of beneficial interest outstanding)                         $12.31
 Maximum offering price per share (net asset value plus sales charge of
 5.75% of offering price)                                                                       $13.06
-------------------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $144,808,534
 and 11,743,136 shares of beneficial interest outstanding)                                      $12.33
-------------------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $70,306,331
 and 5,713,216 shares of beneficial interest outstanding)                                       $12.31
-------------------------------------------------------------------------------------------------------
 Class M Shares:
 Net asset value and redemption price per share (based on net assets of
 $111,525,916 and 9,063,179 shares of beneficial interest outstanding)                          $12.31
 Maximum offering price per share (net asset value plus sales charge of
 3.25% of offering price)                                                                       $12.72
-------------------------------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $691,425
 and 56,159 shares of beneficial interest outstanding)                                          $12.31



 See accompanying Notes to Financial Statements.


                  18 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF OPERATIONS  Unaudited

 For the Six Months Ended June 30, 2003
----------------------------------------------------------------------------
 Investment Income

 Interest                                                       $ 9,876,403
----------------------------------------------------------------------------
 Dividends                                                        6,228,747
----------------------------------------------------------------------------
 Other income                                                       122,231
                                                                ------------
 Total investment income                                         16,227,381

----------------------------------------------------------------------------
 Expenses

 Management fees                                                  1,302,578
----------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                            267,049
 Class B                                                            714,927
 Class C                                                            316,347
 Class M                                                            367,532
 Class N                                                              1,209
----------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                            210,659
 Class B                                                            154,015
 Class C                                                             57,553
 Class M                                                             42,308
 Class N                                                              1,066
----------------------------------------------------------------------------
 Accounting service fees                                             82,305
----------------------------------------------------------------------------
 Shareholder reports                                                 51,456
----------------------------------------------------------------------------
 Trustees' compensation                                              24,354
----------------------------------------------------------------------------
 Custodian fees and expenses                                          4,328
----------------------------------------------------------------------------
 Other                                                               25,744
                                                                ------------
 Total expenses                                                   3,623,430
 Less reduction to custodian expenses                                (1,000)
 Less voluntary waiver of transfer and shareholder
 servicing agent fees--Class N                                         (244)
                                                                ------------
 Net expenses                                                     3,622,186


----------------------------------------------------------------------------
 Net Investment Income                                           12,605,195


----------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)

 Net realized gain (loss) on:
 Investments:
   Unaffiliated companies                                        11,597,195
   Affiliated companies                                          (3,047,417)
 Closing and expiration of option contracts written                  96,305
                                                                ------------
 Net realized gain                                                8,646,083
----------------------------------------------------------------------------
 Net change in unrealized appreciation on investments            39,177,960


----------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations           $60,429,238
                                                                ============

 See accompanying Notes to Financial Statements.


                  19 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   Six Months                 Year
                                                                                        Ended                Ended
                                                                                June 30, 2003         December 31,
                                                                                  (Unaudited)                 2002
-------------------------------------------------------------------------------------------------------------------
 Operations
 Net investment income                                                          $  12,605,195        $  25,383,283
-------------------------------------------------------------------------------------------------------------------
 Net realized gain (loss)                                                           8,646,083          (85,635,374)
-------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation                                             39,177,960           12,007,604
                                                                               ------------------------------------
 Net increase (decrease) in net assets resulting from operations                   60,429,238          (48,244,487)

-------------------------------------------------------------------------------------------------------------------
 Dividends and/or Distributions to Shareholders

 Dividends from net investment income:
 Class A                                                                           (5,703,922)         (10,356,782)
 Class B                                                                           (3,108,194)          (9,416,327)
 Class C                                                                           (1,374,358)          (3,014,487)
 Class M                                                                           (2,582,205)          (5,875,935)
 Class N                                                                              (11,157)             (11,341)

-------------------------------------------------------------------------------------------------------------------
 Beneficial Interest Transactions

 Net increase (decrease) in net assets resulting from beneficial interest transactions:
 Class A                                                                           28,808,351           38,583,437
 Class B                                                                          (21,990,274)        (103,076,509)
 Class C                                                                            3,703,828           (7,317,685)
 Class M                                                                           (6,409,301)         (20,269,990)
 Class N                                                                              259,161              381,879

-------------------------------------------------------------------------------------------------------------------
 Net Assets

 Total increase (decrease)                                                         52,021,167         (168,618,227)
-------------------------------------------------------------------------------------------------------------------
 Beginning of period                                                              527,162,575          695,780,802
                                                                               ------------------------------------
 End of period [including overdistributed net investment
 income of $2,108,934 and $1,934,293, respectively]                              $579,183,742        $ 527,162,575
                                                                               ====================================



 See accompanying Notes to Financial Statements.




                  20 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FINANCIAL HIGHLIGHTS

                                                       Six Months                                                 Year
                                                            Ended                                                Ended
                                                    June 30, 2003                                             Dec. 31,
                                                       (Unaudited)      2002      2001      2000       1999       1998
--------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                     $ 11.29    $ 12.76   $ 13.85   $ 16.36    $ 14.84    $ 15.32
--------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                        .30        .57       .48       .72        .70        .70
 Net realized and unrealized gain (loss)                     1.02      (1.41)     (.94)    (1.45)      2.66       (.08)
                                                          ----------------------------------------------------------------
 Total from investment operations                            1.32       (.84)     (.46)     (.73)      3.36        .62
--------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                        (.30)      (.63)     (.63)     (.72)      (.70)      (.70)
 Distributions from net realized gain                          --         --        --     (1.06)     (1.14)      (.40)
                                                          ----------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                             (.30)      (.63)     (.63)    (1.78)     (1.84)     (1.10)
--------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                            $12.31     $11.29    $12.76    $13.85     $16.36     $14.84
                                                          ================================================================

--------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                         11.79%     (6.59)%   (3.30)%   (4.81)%    23.37%      4.08%

--------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                $251,852   $202,968  $187,458  $210,903   $220,671   $221,693
--------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                       $226,319   $190,677  $197,514  $225,938   $207,008   $220,423
--------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                       5.02%      4.77%     3.58%     4.42%      4.55%      4.55%
 Expenses, gross                                             0.98%      0.99%     0.95%     0.90%      0.95%      0.93% 3
 Expenses, net                                               0.98% 4    0.99% 4   0.95% 4   0.90% 4    0.95% 4    0.93%
--------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                       36%        52%       69%      127%        95%        90%


1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
4. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.

                  21 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FINANCIAL HIGHLIGHTS  Continued


                                                          Six Months                                                   Year
                                                               Ended                                                  Ended
                                                       June 30, 2003                                               Dec. 31,
 Class B                                                  (Unaudited)      2002       2001       2000       1999       1998
------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                        $ 11.30    $ 12.79    $ 13.87    $ 16.38    $ 14.87    $ 15.35
------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                           .24        .43        .38        .59        .59        .58
 Net realized and unrealized gain (loss)                        1.04      (1.38)      (.93)     (1.45)      2.65       (.08)
                                                             -----------------------------------------------------------------
 Total from investment operations                               1.28       (.95)      (.55)      (.86)      3.24        .50
------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                           (.25)      (.54)      (.53)      (.59)      (.59)      (.58)
 Distributions from net realized gain                             --         --         --      (1.06)     (1.14)      (.40)
                                                             -----------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                                (.25)      (.54)      (.53)     (1.65)     (1.73)      (.98)
------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                               $12.33     $11.30     $12.79     $13.87     $16.38     $14.87
                                                             =================================================================

------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                            11.45%     (7.44)%    (3.97)%    (5.55)%    22.35%      3.30%

------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                   $144,809   $154,350   $286,829   $373,860   $431,370   $445,544
------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                          $144,111   $213,259   $330,806   $418,592   $414,611   $441,677
------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                          4.28%      3.95%      2.75%      3.62%      3.79%      3.79%
 Expenses, gross                                                1.77%      1.77%      1.71%      1.70%      1.71%      1.69% 3
 Expenses, net                                                  1.77% 4    1.77% 4    1.71% 4    1.70% 4    1.71% 4    1.69%
------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                          36%        52%        69%       127%        95%        90%


1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
4. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.

                  22 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

                                                   Six Months                                                       Year
                                                        Ended                                                      Ended
                                                June 30, 2003                                                   Dec. 31,
 Class C                                           (Unaudited)        2002         2001        2000      1999       1998
---------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period                 $ 11.28      $ 12.76      $ 13.84     $ 16.35   $ 14.84    $ 15.32
---------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                    .25          .46          .38         .59       .59        .58
 Net realized and unrealized gain (loss)                 1.03        (1.40)        (.93)      (1.45)     2.65       (.08)
                                                      ---------------------------------------------------------------------
 Total from investment operations                        1.28         (.94)        (.55)       (.86)     3.24        .50
---------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                    (.25)        (.54)        (.53)       (.59)     (.59)      (.58)
 Distributions from net realized gain                      --           --           --       (1.06)    (1.14)      (.40)
                                                      ---------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                         (.25)        (.54)        (.53)      (1.65)    (1.73)      (.98)
---------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                        $12.31       $11.28       $12.76      $13.84    $16.35     $14.84
                                                      =====================================================================

---------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                     11.48%       (7.39)%      (3.98)%     (5.56)%   22.41%      3.32%


---------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)             $70,306      $61,031      $76,846     $91,567   $94,352   $108,339
---------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                    $63,842      $66,391      $85,774     $96,574   $94,329   $105,974
---------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                   4.28%        3.97%        2.80%       3.62%     3.80%      3.81%
 Expenses, gross                                         1.73%        1.76%        1.71%       1.70%     1.70%      1.68% 3
 Expenses, net                                           1.73% 4      1.76% 4      1.71% 4     1.70% 4   1.70% 4    1.68%
---------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                   36%          52%          69%        127%       95%        90%


1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
4. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.

                  23 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FINANCIAL HIGHLIGHTS  Continued


                                                        Six Months                                                     Year
                                                             Ended                                                    Ended
                                                     June 30, 2003                                                 Dec. 31,
 Class M                                                (Unaudited)       2002        2001       2000       1999       1998
-------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period                       $11.28      $12.76      $13.84     $16.35     $14.84     $15.32
-------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                         .27         .49         .41        .64        .63        .62
 Net realized and unrealized gain (loss)                      1.04       (1.40)       (.93)     (1.45)      2.65       (.08)
                                                           --------------------------------------------------------------------
 Total from investment operations                             1.31        (.91)       (.52)      (.81)      3.28        .54
-------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                         (.28)       (.57)       (.56)      (.64)      (.63)      (.62)
 Distributions from net realized gain                           --          --          --      (1.06)     (1.14)      (.40)
                                                           --------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                              (.28)       (.57)       (.56)     (1.70)     (1.77)     (1.02)
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                             $12.31      $11.28      $12.76     $13.84     $16.35     $14.84
                                                           --------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                          11.71%      (7.16)%     (3.72)%    (5.30)%    22.74%      3.58%

-------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                 $111,526    $108,426    $144,612   $181,521   $234,023   $263,716
-------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                        $108,752    $122,897    $160,919   $213,617   $235,419   $288,953
-------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                        4.72%       4.24%       3.04%      3.90%      4.06%      4.02%
 Expenses, gross                                              1.31%       1.51%       1.45%      1.42%      1.45%      1.43% 3
 Expenses, net                                                1.31% 4     1.51% 4     1.45% 4    1.42% 4    1.45% 4    1.43%
-------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                        36%         52%         69%       127%        95%        90%


1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
4. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.

                  24 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

                                                              Six Months                       Year
                                                                   Ended                      Ended
                                                           June 30, 2003                   Dec. 31,
 Class N                                                     (Unaudited)          2002       2001 1
------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period                             $11.29        $12.76       $13.68
------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                               .26           .55          .42
 Net realized and unrealized gain (loss)                            1.03         (1.43)        (.84)
                                                                  ------------------------------------
 Total from investment operations                                   1.29          (.88)        (.42)
------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                               (.27)         (.59)        (.50)
 Distributions from net realized gain                                 --            --           --
                                                                  ------------------------------------
 Total dividends and/or distributions to shareholders               (.27)         (.59)        (.50)
------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                   $12.31        $11.29       $12.76
                                                                  ------------------------------------

------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                                11.57%        (6.92)%      (3.02)%

------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                           $691          $388          $36
------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                                  $489          $205          $10
------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                              4.55%         4.38%        5.45%
 Expenses, gross                                                    1.49%         1.43%        1.22%
 Expenses, net                                                      1.39% 4,5     1.38% 4,5    1.22% 4
------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                              36%           52%          69%


1. For the period from March 1, 2001 (inception of offering) to December 31,
2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Net of voluntary waiver of transfer agent fees.

See accompanying Notes to Financial Statements.

                  25 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited



--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer Convertible Securities Fund (the Fund), a portfolio of the Bond Fund Series, is registered under the Investment Company Act of 1940, as amended, as an openend management investment company. The Fund's investment objective is to seek a high level of total return on its assets through a combination of current income and capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C, Class M and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class M shares are sold with a reduced front-end sales charge. Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C, M and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 Structured Notes. The Fund invests in structured notes whose market values and redemption prices are linked to the market value of specific securities. The structured notes are leveraged, which increases the Fund's exposure to changes in prices of the underlying securities and increases the volatility of each note's market value relative to the change in the underlying security prices. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of June 30, 2003, the market value of these securities comprised 5.0% of the Fund's net assets, and resulted in unrealized gains in the current period of $3,738,137.


                  26 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

--------------------------------------------------------------------------------
 Joint Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. Secured by U.S. government securities, these balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.
    As of June 30, 2003, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $149,520,300. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2003, the Fund used $8,646,083 of carryforward to offset capital gains realized. During the year ended December 31, 2002, the Fund did not use carryforward to offset capital gains realized.

 As of December 31, 2002, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                              Expiring
                              ----------------------
                              2009      $ 63,029,288
                              2010        90,466,996
                                        ------------
                              Total     $153,496,284
                                        ============

--------------------------------------------------------------------------------
 Trustees' Compensation. The Fund has adopted a nonfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended June 30, 2003, the Fund's projected benefit obligations were increased by $9,556 and payments of $2,372 were made to retired trustees, resulting in an accumulated liability of $98,299 as of June 30, 2003.



                  27 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued



--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
 The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other selected Oppenheimer funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Capital gain distributions, if any, are declared and paid annually.
--------------------------------------------------------------------------------
 Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

 The tax character of distributions paid during the six months ended June 30, 2003 and the year ended December 31, 2002 was as follows:

                           Six Months Ended            Year Ended
                              June 30, 2003     December 31, 2002
       -----------------------------------------------------------
       Distributions paid from:
       Ordinary income          $12,779,836           $28,674,872

--------------------------------------------------------------------------------
 Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 Expense Offset Arrangement. The reduction of custodian fees represents earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and



                  28 | OPPENHEIMER CONVERTIBLE SECURITIES FUND the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest
 The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:


                                                  Six Months Ended June 30, 2003          Year Ended December 31, 2002
                                                    Shares                Amount           Shares               Amount
-----------------------------------------------------------------------------------------------------------------------
 Class A
 Sold                                            4,831,043        $   56,517,828        8,236,543      $    96,210,339
 Dividends and/or
 distributions reinvested                          374,518             4,434,695          712,104            8,199,709
 Redeemed                                       (2,735,634)          (32,144,172)      (5,651,194)         (65,826,611)
                                               ------------------------------------------------------------------------
 Net increase                                    2,469,927          $ 28,808,351        3,297,453       $   38,583,437
                                               ------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
 Class B
 Sold                                            1,467,918          $ 17,341,605        1,455,217        $  17,209,549
 Dividends and/or
 distributions reinvested                          182,647             2,158,625          550,830            6,406,897
 Redeemed                                       (3,562,388)          (41,490,504)     (10,784,316)        (126,692,955)
                                               ------------------------------------------------------------------------
 Net decrease                                   (1,911,823)         $(21,990,274)      (8,778,269)       $(103,076,509)
                                               ------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
 Class C
 Sold                                              990,599          $ 11,757,194          947,643        $  10,925,314
 Dividends and/or
 distributions reinvested                           79,037               933,648          173,843            2,006,345
 Redeemed                                         (767,149)           (8,987,014)      (1,734,724)         (20,249,344)
                                               ------------------------------------------------------------------------
 Net increase (decrease)                           302,487          $  3,703,828         (613,238)       $  (7,317,685)
                                               ------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
 Class M
 Sold                                              101,734          $  1,199,499          169,391        $   1,991,974
 Dividends and/or
 distributions reinvested                          153,319             1,809,582          344,816            3,977,838
 Redeemed                                         (804,903)           (9,418,382)      (2,237,918)         (26,239,802)
                                               ------------------------------------------------------------------------
 Net decrease                                     (549,850)         $ (6,409,301)      (1,723,711)       $ (20,269,990)
                                               ------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
 Class N
 Sold                                               29,644          $    349,188           37,735        $     451,651
 Dividends and/or
 distributions reinvested                              808                 9,625              855                9,599
 Redeemed                                           (8,632)              (99,652)          (7,108)             (79,371)
                                               ------------------------------------------------------------------------
 Net increase                                       21,820          $    259,161           31,482        $     381,879
                                               ------------------------------------------------------------------------


--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2003, were $183,237,053 and $168,982,631, respectively.


29  |  OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued



--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.625% of the first $50 million of average annual net assets of the Fund, 0.50% of the next $250 million and 0.4375% of average annual net assets over $300 million.
--------------------------------------------------------------------------------
 Accounting Fees. Accounting fees paid to the Manager were in accordance with the accounting services agreement with the Fund which provides for an annual fee of $12,000 for the first $30 million of net assets and $9,000 for each additional $30 million of net assets. During the six months ended, the Fund paid $82,305 to the Manager for accounting and pricing services.

 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a $19.75 per account fee.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes, up to an annual rate of 0.35% of average net assets per class. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 Distribution and Service Plan (12b-1) Fees. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                                    Aggregate           Aggregate            Class A          Class M
                                    Front-End           Front-End          Front-End        Front-End
                                Sales Charges       Sales Charges      Sales Charges    Sales Charges
                                   on Class A          on Class M        Retained by      Retained by
 Six Months Ended                      Shares              Shares        Distributor      Distributor
------------------------------------------------------------------------------------------------------
 June 30, 2003                       $187,902             $22,600           $177,722           $1,733

                                  Concessions         Concessions        Concessions      Concessions        Concessions
                                   on Class A          on Class B         on Class C       on Class M         on Class N
                                       Shares              Shares             Shares           Shares             Shares
                                  Advanced by         Advanced by        Advanced by      Advanced by        Advanced by
 Six Months Ended               Distributor 1       Distributor 1      Distributor 1    Distributor 1      Distributor 1
------------------------------------------------------------------------------------------------------------------------
 June 30, 2003                        $14,756            $323,033            $38,678             $108             $1,879

 1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C, Class M and Class N shares from its own resources at the time of sale.

                                Class A              Class B          Class C           Class M            Class N
                             Contingent           Contingent       Contingent        Contingent         Contingent
                               Deferred             Deferred         Deferred          Deferred           Deferred
                          Sales Charges        Sales Charges    Sales Charges     Sales Charges      Sales Charges
                            Retained by          Retained by      Retained by       Retained by        Retained by
 Six Months Ended           Distributor          Distributor      Distributor       Distributor        Distributor
-------------------------------------------------------------------------------------------------------------------
 June 30, 2003                   $6,691             $191,223           $2,326               $--              $197


                  30 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

--------------------------------------------------------------------------------
 Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A Shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. For the six months ended June 30, 2003, expense under the Class A Plan totaled $267,049, all of which were paid by the Distributor to recipients, which includes $1,830 retained by the Distributor and $7,394 which was paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
 Distribution and Service Plans for Class B, Class C, Class M and Class N Shares. The Fund has adopted Distribution and Service Plans for Class B, Class C, Class M and Class N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the Fund pays an annual asset-based sales charge of 0.50% on Class M shares and the Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each of the Class B, Class C, Class M and Class N plans.

 Distribution fees paid to the Distributor for the six months ended June 30, 2003, were as follows:

                                                                               Distributor's
                                                          Distributor's            Aggregate
                                                              Aggregate         Unreimbursed
                                                           Unreimbursed        Expenses as %
                 Total Payments      Amount Retained           Expenses        of Net Assets
                     Under Plan       by Distributor         Under Plan             of Class
---------------------------------------------------------------------------------------------
 Class B Plan          $714,927             $453,078         $3,470,946                 2.40%
 Class C Plan           316,347               92,340          1,899,256                 2.70
 Class M Plan           367,532              117,579                 --                   --
 Class N Plan             1,209                  995              9,770                 1.41


--------------------------------------------------------------------------------
 5. Option Activity
 The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.
    The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
    Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.


                  31 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued



--------------------------------------------------------------------------------
 5. Option Activity Continued
    Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.
    The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

 Written option activity for the six months ended June 30, 2003 was as follows:

                                                       Call Options
                                         ---------------------------
                                           Number of      Amount of
                                           Contracts       Premiums
--------------------------------------------------------------------
 Options outstanding as of
 December 31, 2002                                --    $        --
 Options written                               1,800        446,093
 Options closed or expired                    (1,800)      (446,093)
                                         ---------------------------
 Options outstanding as of
 June 30, 2003                                    --    $        --
                                         ---------------------------


--------------------------------------------------------------------------------
 6. Illiquid or Restricted Securities
 As of June 30, 2003, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of June 30, 2003 was $6,116,209, which represents 1.06% of the Fund's net assets, of which $15,993 is considered restricted. Information concerning restricted securities is as follows:

                                                     Acquisition                  Valuation as of            Unrealized
 Security                                                  Dates         Cost       June 30, 2003          Depreciation
------------------------------------------------------------------------------------------------------------------------
 Stocks and/or Warrants
 Danskin, Inc., Restricted
 Common Shares                                           8/14/95     $528,136            $     --              $528,136
 Danskin, Inc. Wts., Exp. 10/8/04                        8/14/95           --                  --                    --
 Portion of Danskin, Inc. Promissory Nt.
 to be used to purchase 53,309 shares of
 restricted common stock in rights offering              8/14/95       15,993              15,993                    --


                  32 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

--------------------------------------------------------------------------------
 7. Bank Borrowings
 The Fund may borrow up to a certain percentage of its total assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement which enables it to participate with certain other Oppenheimer funds in a committed, unsecured line of credit with a bank, which permits borrowings up to $350 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.625%. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.09% per annum.
    The Fund had no borrowings outstanding for the six months ended or at June 30, 2003.


--------------------------------------------------------------------------------
 Portfolio Proxy Voting Policies and Procedures
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.




                  33 | OPPENHEIMER CONVERTIBLE SECURITIES FUND




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ITEM 2.  CODE OF ETHICS - NOT REQUIRED

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT - NOT REQUIRED

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  RESERVED

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of June 30, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.





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ITEM 10.  EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)